Note 13 - Stock-based Compensation - Stock Option Activity (Details) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($) $ / shares shares
Balance (in shares) | shares	2,403,004
Balance (in dollars per share) | $ / shares	$ 149.19
Granted, number of options (in shares) | shares	587,000
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 171.43
Exercised, number of options (in shares) | shares	(453,814)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 136.7
Balance (in shares) | shares	2,536,190
Balance (in dollars per share) | $ / shares	$ 156.57
Shares issuable under options - end of period, weighted average remaining contractual life (Year)	3 years 1 month 6 days
Shares issuable under options - end of period, aggregate intrinsic value | $	$ 11,634
Options exercisable - End of period, number of options (in shares) | shares	982,754
Options exercisable - End of period, weighted average exercise price (in dollars per share) | $ / shares	$ 150.43
Options exercisable - End of period, weighted average remaining contractual life (Year)	1 year 4 months 24 days
Options exercisable - End of period, aggregate instrinsic value | $	$ 6,133